Cover	Jan. 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2023
Entity File Number	001-40147
Entity Registrant Name	QualTek Services Inc.
Entity Central Index Key	0001839412
Entity Tax Identification Number	83-3584928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	475 Sentry Parkway E
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	484
Local Phone Number	804-4585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	QTEK
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	QTEKW
Security Exchange Name	NASDAQ